Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 7,401	$ 14,489
Short term deposits	848	850
Other investments	275	73
Other current assets	384	376
Total current assets	8,908	15,788
Non-current assets
Right to use assets	164	316
Fixed assets, net	124	154
Intangible assets	27,842	28,044
Total non - current assets	28,130	28,514
Total assets	37,038	44,302
Liabilities
Current maturity of lease liabilities	183	188
Trade payable	1,455	3,532
Warrants	1,149	2,518	[1]
Other payables	1,200	3,463
Total current liabilities	3,987	9,701
Non-current liabilities
Lease liability		163
Post-employment benefit liabilities	140	141
Total non - current liabilities	140	304
Equity
Share capital, no par value
Share premium	147,631	133,184
Receipts on account of warrants	21,145	28,467
Capital reserve for share-based payments	8,875	10,088
Capital reserve from transactions with related parties	761	761
Capital reserve from hedging		19
Capital reserve from transactions with non- controlling interest	(859)	(859)
Accumulated loss	(144,693)	(137,453)
Equity attributable to owners of the Company	32,860	34,207
Non-controlling interests	51	90
Total equity	32,911	34,297
Total liabilities and equity	$ 37,038	$ 44,302

[1]	Restated following amendments to IAS 1 - see Note 2F